UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2007

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     August 13, 2007
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       21
                                             ---------------
Form 13F Information Table Value Total:       $4,431,624
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM      005125109    273,106   10,325,355    SH           Sole             10,325,355
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC      COM      00763M108    262,878    7,536,635    SH           Sole              7,536,635
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY MORTGAGE MANAGEMENT INC   COM      035710409     46,963    3,256,800    SH           Sole              3,256,800
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP          COM      148867104    228,252    7,246,100    SH           Sole              7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                  COM      170388102     77,888    1,834,815    SH           Sole              1,834,815
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                      COM      294429105    130,007    2,926,765    SH           Sole              2,926,765
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM      366651107    507,450   20,636,437    SH           Sole             20,636,437
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM      374393106     63,582    3,289,284    SH           Sole              3,289,284
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO            COM      410768105    276,770   11,604,600    SH           Sole             11,604,600
-----------------------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                     COM      452327109     14,258      351,277    SH           Sole                351,277
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM      55269P302    398,839   19,608,600    SH           Sole             19,608,600
-----------------------------------------------------------------------------------------------------------------------------------
NEUSTAR INC                      COM      64126X201      7,243      250,000    SH           Sole                250,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                     COM      681904108     46,474    1,288,800    SH           Sole              1,288,800
-----------------------------------------------------------------------------------------------------------------------------------
PRA INTL                         COM      69353C101    116,334    4,598,184    SH           Sole              4,598,184
-----------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC                COM      G7540P109  1,264,352  101,681,233    SH           Sole            101,681,233
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM      803111103    128,638    7,393,000    SH           Sole              7,393,000
-----------------------------------------------------------------------------------------------------------------------------------
SEALY CORPORATION                COM      812139301     43,260    2,618,652    SH           Sole              2,618,652
-----------------------------------------------------------------------------------------------------------------------------------
SIRVA INC                        COM      82967Y104     14,121    7,131,900    SH           Sole              7,131,900
-----------------------------------------------------------------------------------------------------------------------------------
THOR INDUSTRIES INC              COM      885160101     44,084      976,600    SH           Sole                976,600
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM      91911X104    220,997   13,241,300    SH           Sole             13,241,300
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM	  G9435N108    266,128   14,711,325    SH           Sole             14,711,325
-----------------------------------------------------------------------------------------------------------------------------------